Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization and Principal Activities
Schedule of major subsidiaries and VIE

As of December 31, 2020, the Company’s major subsidiaries and VIE are as follows:

	Date of	Place of	Legal
	incorporation	incorporation	ownership
Subsidiaries:
Baozun Hong Kong Holding Limited	10-Jan-14	HK	100%
Shanghai Baozun E-commerce Limited	11-Nov-03	PRC	100%
Shanghai Bodao E-commerce Limited	30-Mar-10	PRC	100%
Shanghai Yingsai Advertisement Limited	30-Mar-10	PRC	100%
Baozun Hongkong Limited	11-Sep-13	HK	100%
Shanghai Fengbo E-commerce Limited	29-Dec-11	PRC	100%
Baozun Hongkong Investment Limited	21-July-15	HK	100%
Baotong Hong Kong Holding Limited	5-May-16	HK	100%
Baotong E-logistics Technology (Suzhou) Limited	27-Mar-17	PRC	100%

VIE:
Shanghai Zunyi Business Consulting Ltd.	31-Dec-10	PRC	N/A

Schedule of amounts and balances of Shanghai Zunyi were included in the Group's consolidated financial statement after the elimination of intercompany balances and transactions

The following amounts and balances of Shanghai Zunyi were included in the Group’s consolidated financial statement after the elimination of intercompany balances and transactions:

	As of
	December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalent	4,218	2,271
Accounts receivable, net	266,717	357,977
Inventories, net	144	44
Advance to suppliers	933	5,690
Amounts due from related parties	45	237
Prepayments and other current assets	224	756
Property and equipment, net	3,716	2,665
Intangible assets	53	5,089
Total assets	276,050	374,729
Accounts payable	5,048	4,770
Income tax payables	11,554	13,246
Accrued expenses and other current liabilities	14,520	33,792
Total liabilities	31,122	51,808

	For Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	490,796	626,912	869,580
Operating expenses	391,595	544,727	756,876
Net income	90,753	65,279	87,897
Net cash provided by (used in) operating activities	(5)	356	14,050
Net cash provided by (used in) investing activities	553	(240)	(15,997)